Supplemental Information (Tables)	6 Months Ended
Jun. 30, 2014
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Information of Income Statement

	Statements of Operations
	Industrial Activities		Financial Services
	Three Months Ended June 30,		Three Months Ended June 30,
	2014	2013	2014	2013
	(in millions, except share data)
Revenues
Net sales	$8,564	$8,536	$—	$—
Finance and interest income	66	65	468	414

Total Revenues	$8,630	$8,601	$468	$414

Costs and Expenses
Cost of goods sold	$6,922	$6,858	$—	$—
Selling, general & administrative expenses	666	695	86	70
Research and development expenses	298	297	—	—
Restructuring expenses	30	20	—	—
Interest expense	224	199	178	161
Interest compensation to Financial Services	94	86	—	—
Other, net	58	63	57	38

Total Costs and Expenses	8,292	8,218	321	269

Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	338	383	147	145
Income taxes	111	168	47	53
Equity income of unconsolidated subsidiaries and affiliates	27	37	4	4
Results from intersegment investments	104	96	1	—

Net Income	$358	$348	$105	$96

	Statements of Operations
	Industrial Activities		Financial Services
	Six Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	(in millions, except share data)
Revenues
Net sales	$15,777	$15,793	$—	$—
Finance and interest income	126	133	908	831

Total Revenues	$15,903	$15,926	$908	$831

Costs and Expenses
Cost of goods sold	$12,801	$12,775	$—	$—
Selling, general & administrative expenses	1,331	1,350	173	140
Research and development expenses	555	561	—	—
Restructuring expenses	42	29	—	—
Interest expense	419	379	350	327
Interest compensation to Financial Services	180	165	—	—
Other, net	147	116	109	123

Total Costs and Expenses	15,475	15,375	632	590

Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	428	551	276	241
Income taxes	206	268	95	91
Equity income of unconsolidated subsidiaries and affiliates	48	59	8	7
Results from intersegment investments	189	157	2	(2)

Net Income	$459	$499	$191	$155

Supplemental Information of Balance Sheet

	Balance Sheets
	Industrial Activities		Financial Services
	June 30, 2014	December 31, 2013	June 30, 2014	December 31, 2013
	(in millions)
ASSETS
Cash and cash equivalents	$3,699	$4,010	$916	$1,557
Restricted cash	5	—	746	922
Trade receivables, net	1,265	1,338	87	88
Financing receivables, net	5,610	5,826	24,758	23,640
Inventories, net	8,742	7,314	92	96
Property, plant and equipment, net	7,222	7,085	5	5
Investments in unconsolidated subsidiaries and affiliates	3,193	3,049	142	129
Equipment under operating leases	27	34	1,207	1,025
Goodwill	2,340	2,340	164	164
Other Intangible assets, net	750	796	23	14
Deferred tax assets	1,604	1,437	294	242
Derivative assets	108	254	9	10
Other assets	1,902	1,884	914	1,040

TOTAL ASSETS	$36,467	$35,367	$29,357	$28,932

LIABILITIES AND EQUITY
Debt	$12,923	$11,948	$25,546	$25,408
Trade payables	6,998	7,162	190	273
Deferred tax liabilities	296	225	197	160
Pension, postretirement and other post-employment benefits	2,395	2,419	19	8
Derivative liabilities	164	78	16	19
Other liabilities	8,535	8,568	698	531

TOTAL LIABILITIES	$31,311	$30,400	$26,666	$26,399

Redeemable noncontrolling interest	12	12	—	—
Equity	5,144	4,955	2,691	2,533

TOTAL EQUITY AND LIABILITIES	$36,467	$35,367	$29,357	$28,932

Supplemental Information of Cash Flow

	Cash Flow Statements
	Industrial Activities		Financial Services
	Six Months Ended June 30,
	2014	2013	2014	2013
	(in millions)
Operating activities:
Net income	$459	$499	$191	$155
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expense, net of equipment under operating leases and assets sold under buy-back commitments	358	346	2	2
Depreciation and amortization expense of equipment under operating leases and assets sold under buy-back commitments	125	119	71	60
Loss (gain) from disposal of assets	—	1	1	(1)
Undistributed income of unconsolidated subsidiaries	(87)	68	(10)	1
Other non-cash items	27	71	61	32
Changes in operating assets and liabilities:
Provisions	165	194	28	27
Deferred income taxes	(29)	(89)	(9)	(15)
Trade and financing receivables related to sales, net	84	(240)	(1,413)	(1,407)
Inventories, net	(1,384)	(1440)	4	2
Trade payables	(174)	652	(84)	(53)
Other assets and liabilities	(147)	(132)	272	48

Net cash (used in) provided by operating activities	(603)	49	(886)	(1,149)

Investing activities:
Additions to retail receivables	—	—	(3,034)	(3,390)
Collections of retail receivables	—	—	3,236	3,195
Proceeds from sale of assets, net of equipment under operating leases and assets sold under buy-back commitments	10	—	—	—
Proceeds from sale of assets previously under operating leases and assets sold under buy-back commitments	138	105	130	134
Expenditures for property, plant and equipment and intangible assets, net of equipment under operating leases and assets sold under buy-back commitments	(342)	(400)	(12)	(1)
Expenditures for equipment under operating leases and assets sold under buy-back commitments	(372)	(309)	(401)	(273)
Other	96	54	182	190

Net cash (used in) provided by investing activities	(470)	(550)	101	(145)

Financing activities:
Proceeds from long-term debt	1,898	659	8,006	8,391
Payments of long-term debt	(541)	(695)	(7,817)	(7,447)
Net decrease in other financial liabilities	(233)	360	13	100
Dividends paid	(379)	(363)	(90)	(233)
Other	6	(5)	14	—

Net cash provided by (used in) financing activities	751	(44)	126	811

Effect of foreign exchange rate changes on cash and cash equivalents	11	(43)	18	(38)

Decrease in cash and cash equivalents	(311)	(588)	(641)	(521)

Cash and cash equivalents, beginning of year	4,010	3,890	1,557	1,309

Cash and cash equivalents, end of period	$3,699	$3,302	$916	$788